Summary of Significant Accounting Policies - Property and Equipment (Details) (Imported)	12 Months Ended
Dec. 31, 2020
Computer equipment | Minimum
Property and Equipment, Net
Estimated Useful Life (in years)	1 year
Computer equipment | Maximum
Property and Equipment, Net
Estimated Useful Life (in years)	3 years
Laboratory and manufacturing equipment | Minimum
Property and Equipment, Net
Estimated Useful Life (in years)	2 years 6 months
Laboratory and manufacturing equipment | Maximum
Property and Equipment, Net
Estimated Useful Life (in years)	8 years
Leasehold improvements | Minimum
Property and Equipment, Net
Estimated Useful Life (in years)	5 years
Leasehold improvements | Maximum
Property and Equipment, Net
Estimated Useful Life (in years)	10 years
Buildings and land improvements | Minimum
Property and Equipment, Net
Estimated Useful Life (in years)	18 years
Buildings and land improvements | Maximum
Property and Equipment, Net
Estimated Useful Life (in years)	20 years